CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical)	Dec. 31, 2020	Sep. 29, 2020	Dec. 31, 2019	Mar. 16, 2017
7.0% Senior Notes | Fixed interest rate
Disclosure of analysis of single amount of discontinued operations [line items]
Interest rate	7.00%	7.00%	7.00%	7.00%